Transfers of Financial Assets - Unpaid Principal Balances of Transferred Loans (Details) - Social Finance, Inc. - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	$ 19,712,769	$ 20,079,529	$ 20,929,093
Servicing fees collected	20,128	100,867	80,941
Charge-offs, net of recoveries	40,870	214,926	261,368
Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	19,255,222	19,485,121	20,565,080
Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	23,375	26,158	48,157
Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	273,587	357,693	69,689
Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	160,585	210,557	246,167
Student loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	11,740,730	12,452,943	13,328,009
Servicing fees collected	9,025	50,794	47,038
Charge-offs, net of recoveries	3,053	16,999	27,740
Student loans | Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	11,428,130	12,059,702	13,119,596
Student loans | Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	23,375	26,158	48,157
Student loans | Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	221,693	275,659	56,767
Student loans | Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	67,532	91,424	103,489
Home loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	3,110,930	2,683,865	1,294,291
Servicing fees collected	1,613	4,499	2,635
Charge-offs, net of recoveries	0	0	0
Home loans | Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	3,075,495	2,629,015	1,292,171
Home loans | Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	0	0	0
Home loans | Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	32,756	46,357	0
Home loans | Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	2,679	8,493	2,120
Personal loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	4,861,109	4,942,721	6,306,793
Servicing fees collected	9,490	45,574	31,268
Charge-offs, net of recoveries	37,817	197,927	233,628
Personal loans | Loans in repayment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	4,751,597	4,796,404	6,153,313
Personal loans | Loans in-school/grace/deferment
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	0	0	0
Personal loans | Loans in forbearance
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	19,138	35,677	12,922
Personal loans | Loans in delinquency
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Total loans serviced	$ 90,374	$ 110,640	$ 140,558